UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 152 West 57th Street
         37th Floor
         New York, New York  10019

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $543,824 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCATEL-LUCENT                 SPONSORED ADR    013904305    25183  1798800 SH       SOLE                  1798800
AMERICAN WOODMARK CORP         COM              030506109     7743   223800 SH       SOLE                   223800
BLOCKBUSTER INC                CL A             093679108    14011  3250700 SH       SOLE                  3250700
BORDERS GROUP INC              COM              099709107    26227  1376000 SH       SOLE                  1376000
BRUNSWICK CORP                 COM              117043109    21653   663600 SH       SOLE                   663600
CARMIKE CINEMAS INC            COM              143436400    13123   597600 SH       SOLE                   597600
CHEMTURA CORP                  COM              163893100     9045   814100 SH       SOLE                   814100
CIRCUIT CITY STORE INC         COM              172737108     4599   305000 SH       SOLE                   305000
COINSTAR INC                   COM              19259P300    24562   780234 SH       SOLE                   780234
DELIA'S INC NEW                COM              246911101     3968   520000 SH       SOLE                   520000
DIRECTED ELECTRONICS INC       COM              254575103     4028   455687 SH       SOLE                   455687
GAP INC DEL                    COM              364760108    14172   742000 SH       SOLE                   742000
GLATFELTER                     COM              377316104    13003   956800 SH       SOLE                   956800
HARTMARX CORP                  COM              417119104     8378  1051205 SH       SOLE                  1051205
HEWITT ASSOCS INC              COM              42822Q100    17706   553300 SH       SOLE                   553300
HOME DEPOT INC                 COM              437076102    29330   745358 SH       SOLE                   745358
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101     9407   171600 SH       SOLE                   171600
LIBERTY GLOBAL INC             COM SER A        530555101    11655   284000 SH       SOLE                   284000
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    16958   144100 SH       SOLE                   144100
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    10049   450000 SH       SOLE                   450000
MACYS INC                      COM              55616P104    15753   396000 SH       SOLE                   396000
MAGNA INTL INC                 CL A             559222401     8016    88100 SH       SOLE                    88100
MELLON FINL CORP               COM              58551A108     6908   157000 SH       SOLE                   157000
MICROSOFT CORP                 COM              594918104     9156   310700 SH       SOLE                   310700
MILACRON INC                   COM NEW          598709301     2814   322370 SH       SOLE                   322370
PHH CORP                       COM NEW          693320202    10424   334000 SH       SOLE                   334000
POLYONE CORP                   COM              73179P106    27884  3878200 SH       SOLE                  3878200
PROCTER & GAMBLE CO            COM              742718109    15420   252000 SH       SOLE                   252000
RADIO ONE INC                  CL D NON VTG     75040P405    37494  5310722 SH       SOLE                  5310722
REDENVELOPE INC                COM              75733R601     8663  1308550 SH       SOLE                  1308550
REGAL ENTMT GROUP              CL A             758766109     2237   102000 SH       SOLE                   102000
RITE AID CORP                  COM              767754104    13972  2190000 SH       SOLE                  2190000
SANMINA SCI CORP               COM              800907107    12534  4004400 SH       SOLE                  4004400
TNS INC                        COM              872960109    15233  1057100 SH       SOLE                  1057100
VALUEVISION MEDIA INC          CL A             92047K107    35588  3143860 SH       SOLE                  3143860
VISTACARE INC                  CL A             92839Y109     6678   680079 SH       SOLE                   680079
YAHOO INC                      COM              984332106    30250  1115000 SH       SOLE                  1115000